INVESTMENT IN ASSOCIATE (Tables)	12 Months Ended
Dec. 31, 2019
Investment In Associate Tables Abstract
Investments in associate
	At December 31	At December 31
(in thousands)	2019	2018

Investment in associate-by investee:
GoviEx Uranium Inc (“GoviEx”)	$-	$5,582
	$-	$5,582

Investment in GoviEx continuity
(in thousands except share amounts)	Number of Common Shares

Balance-January 1, 2018	65,144,021	$5,305
Equity share of net loss	-	(472)
Dilution gain	-	749
Balance-December 31, 2018	65,144,021	$5,582

Equity share of net loss	-	(678)
Dilution gain	-	252
Deconsolidation of investment in GoviEx	-	(5,156)
Balance-December 31, 2019	65,144,021	$-

Consolidated financial information of GoviEx
	At September 30	At December 31
(in thousands of USD dollars)	2019	2018

Total current assets	$4,559	$4,800
Total non-current assets	32,418	32,432
Total current liabilities	(8,222)	(8,315)
Total net assets	$28,755	$28,917

	Nine Months Ended	Twelve Months Ended
(in thousands of USD dollars)	September 30, 2019	December 31, 2018

Revenue	$-	$-
Net loss	(3,202)	(1,892)
Comprehensive loss	(3,202)	(1,892)

Reconciliation of GoviEx net assets to Denison carrying value

(in thousands)	At September 30, 2019	At December 31, 2018
Reconciliation of GoviEx net assets to Denison investment carrying value:
Net assets of GoviEx – beginning of period - USD	$28,917	$23,604
Share issue proceeds	2,474	6,654
Contributed surplus change	86	74
Share-based payment reserve change	480	477
Deficit changes
Net loss	(3,202)	(1,892)
Net assets of GoviEx – end of period – USD	$28,755	$28,917
Denison ownership interest	15.39%	16.21%
Denison share of net assets of GoviEx	4,425	4,687
Other adjustments	(343)	(283)
Investment in GoviEx – USD	4,082	4,404
At historical exchange rate	1.2631	1.2675
Investment in GoviEx – end of period - CAD	$5,156	$5,582